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       Investments(R)







                                                 November 8, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Trust's Class A, B, C shares prospectuses and Class Y shares prospectuses for each of the following series of the Trust: Pioneer Classic Balanced Fund, Pioneer Government Income Fund, Pioneer International Core Equity Fund, Pioneer Treasury Reserves Fund; Class R shares prospectus for Pioneer Government Income Fund; Investor Class prospectus for Pioneer Classic Balanced Fund and Pioneer
Government Income Fund; Class 1, 2, 3 shares prospectus for Pioneer Institutional Money Market Fund and multi-class statement of additional information for each of the series in the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 2 to the Trust's registration statement on Form N-1A filed electronically with the Commission on November 6, 2006 (Accession No. 0001331854-06-000044).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4942.

                                                 Very truly yours,


                                                 /s/ Gary Ashjian
                                                 Gary Ashjian


cc:  Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."